SUPPLEMENT TO THE

SPARTAN(registered trademark) TOTAL MARKET INDEX FUND,

SPARTAN(registered trademark) EXTENDED MARKET INDEX FUND, AND

SPARTAN(registered trademark) INTERNATIONAL INDEX FUND APRIL 21, 1999

PROSPECTUS

Shares of each fund purchased after April 28, 1999 will no longer be subject to a purchase fee. However, each fund will deduct a short-term trading fee of 0.50% for Spartan Total Market Index Fund, 0.75% for Spartan Extended Market Index Fund or 1.00% for Spartan International Index Fund, from the redemption amount if you sell shares purchased after April 28, 1999 after holding them for less than 90 days.

Effective April 29, 1999, the following information replaces similar information found in "Performance" beginning on page 4.

PERFORMANCE

The following information illustrates the funds' performance over the past year and compares the funds' performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS

SPARTAN TOTAL MARKET INDEX FUND

Calendar Year                                                        1998

                                                                     24.03%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: 24.03

DURING THE PERIOD SHOWN IN THE CHART FOR SPARTAN TOTAL MARKET INDEX FUND, THE HIGHEST RETURN FOR A QUARTER WAS 22.03% (QUARTER ENDING
DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -12.01% (QUARTER ENDING SEPTEMBER 30, 1998).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR SPARTAN TOTAL MARKET INDEX FUND WAS 3.92%.

SPARTAN EXTENDED MARKET INDEX
FUND

Calendar Year                                                      1998

                                                                   9.31%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: 9.310000000000001


DURING THE PERIOD SHOWN IN THE CHART FOR SPARTAN EXTENDED MARKET INDEX FUND, THE HIGHEST RETURN FOR A QUARTER WAS 22.69% (QUARTER ENDING
DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -18.48% (QUARTER ENDING SEPTEMBER 30, 1998).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR SPARTAN EXTENDED
MARKET INDEX FUND WAS -0.37%.

SPARTAN INTERNATIONAL INDEX
FUND

Calendar Year                                                    1998

                                                                 21.16%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: 21.16

DURING THE PERIOD SHOWN IN THE CHART FOR SPARTAN INTERNATIONAL INDEX FUND, THE HIGHEST RETURN FOR A QUARTER WAS 21.51% (QUARTER ENDING
DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -14.38% (QUARTER ENDING SEPTEMBER 30, 1998).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR SPARTAN INTERNATIONAL INDEX FUND WAS 1.63%.

Effective April 29, 1999, the following information replaces similar information found in "Performance" beginning on page 4.

AVERAGE ANNUAL RETURNS

For the period ended             Life of fund A,B
December 31, 1998

Spartan Total Market Index Fund  24.03%

Wilshire 5000 Index              23.43%

Lipper Growth & Income Funds     15.61%
Average

Spartan Extended Market Index    9.31%
Fund

Wilshire 4500 Index              8.63%

Lipper Growth & Income Funds     15.61%
Average

Spartan International Index      21.16%
Fund

Morgan Stanley Cap. Intl.        20.27%
Europe, Australasia, Far
East Index

Lipper International Funds       13.02%
Average

A BEGINNING JANUARY 1 OF THE FIRST CALENDAR YEAR FOLLOWING THE FUND'S COMMENCEMENT OF OPERATIONS.

B FROM JANUARY 1, 1998.

Effective April 29, 1999, the following information replaces similar information found in "Fee Table" beginning on page 5.

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

Sales charge (load) on         None
purchases and reinvested
distributions

Deferred sales charge (load)   None
on redemptions

Redemption fee on shares held
less than 90 days (as a % of
amount redeemed)

Spartan Total Market Index     0.50%

Spartan Extended Market Index  0.75%

Spartan International Index    1.00%

Annual index account fee (for  $10.00
accounts under $10,000)

Effective April 29, 1999, the following information replaces similar information found in "Fee Table" beginning on page 5.

This EXAMPLE helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that each fund's annual return is 5% and that your shareholder fees and each fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:

SPARTAN TOTAL MARKET INDEX FUND  1 year    $ 69

                                 3 years   $ 215

                                 5 years   $ 375

                                 10 years  $ 838

SPARTAN EXTENDED MARKET FUND     1 year    $ 83

                                 3 years   $ 259

                                 5 years   $ 450

                                 10 years  $ 1,002

SPARTAN INTERNATIONAL INDEX      1 year    $ 100
FUND

                                 3 years   $ 312

                                 5 years   $ 542

                                 10 years  $ 1,201

Effective April 29, 1999, the following information replaces the first four paragraphs under the heading "Buying Shares" in "Buying and Selling Shares" beginning on page 9.

BUYING SHARES

The price to buy one share of each fund is the fund's NAV. Each fund's shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your investment is received in proper form.

Effective April 29, 1999, the following information replaces the first two paragraphs under the heading "Selling Shares" in "Buying and Selling Shares" beginning on page 9.

SELLING SHARES

The price to sell one share of each fund is the fund's NAV, minus the redemption fee (short-term trading fee), if applicable.

Each fund will deduct a short-term trading fee of 0.50% for Spartan Total Market Index Fund, 0.75% for Spartan Extended Market Index Fund, or 1.00% for Spartan International Index Fund, from the redemption amount if you sell shares after holding them less than 90 days. This fee is paid to the fund rather than Fidelity, and is designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term shareholder trading.

If you bought shares on different days, the shares you held the longest will be redeemed first for purposes of determining whether the short-term trading fee applies. The short-term trading fee does not apply to shares that were acquired through reinvestment of distributions.

Your shares will be sold at the next NAV calculated after your order is received in proper form, minus the short-term trading fee, if applicable.

Effective April 29, 1999, the following information replaces the last paragraph in "Exchanging Shares" beginning on page 12.

Other funds may have different exchange restrictions, and may impose trading fees of up to 3.00% of the amount exchanged. Check each fund's prospectus for details.

Effective April 29, 1999, the following information replaces the penultimate paragraph under the heading "Policies" in "Account
Features and Policies" beginning on page 13.

If your ACCOUNT BALANCE falls below $10,000 (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV, minus the short-term trading fee, if applicable, on the day your account is closed.

   The following information replaces the eighth paragraph found under the heading "Fund Management" in the "Fund Services" section on page 25.

   Effective June 4, 1999, Bankers Trust Corporation and all of its subsidiaries, including BT, merged with and into a subsidiary of Deutsche Bank AG. At a meeting held on March 18, 1999, each fund's Board of Trustees approved a new subadvisory agreement among each fund, FMR and BT or its successor by merger that became effective June 4, 1999. This agreement will be presented to each fund's shareholders for approval on September 15, 1999.



SUPPLEMENT TO THE

SPARTAN(registered trademark) TOTAL MARKET INDEX FUND,

SPARTAN EXTENDED(registered trademark) MARKET INDEX FUND, AND

SPARTAN(registered trademark) INTERNATIONAL INDEX FUND

FUNDS OF FIDELITY CONCORD STREET TRUST

APRIL 21, 1999

STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF SPARTAN TOTAL MARKET INDEX FUND" BEGINNING ON PAGE 2.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF SPARTAN EXTENDED MARKET INDEX FUND" BEGINNING ON PAGE 3.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF SPARTAN INTERNATIONAL INDEX FUND" BEGINNING ON PAGE 4.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

THE FOLLOWING INFORMATION REPLACES THE NINTH PARAGRAPH FOUND IN
"PORTFOLIO TRANSACTIONS" BEGINNING ON PAGE 28.

To the extent permitted by applicable law, BT is authorized to allocate portfolio transactions in a manner that takes into account assistance received in the distribution of shares of the funds or other Fidelity funds and to use the research services of brokerage and other firms that have provided such assistance. BT may use research services provided by and place agency transactions with National Financial Services Corporation (NFSC) and Fidelity Brokerage Services Japan LLC (FBSJ), indirect subsidiaries of FMR Corp., and BT Brokerage Corporation and BT Futures Corp., indirect subsidiaries of Deutsche Bank AG, if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Prior to December 9, 1997, FMR used research services provided by and placed agency transactions with Fidelity Brokerage Services (FBS), an indirect subsidiary of FMR Corp.

SHARES OF EACH FUND PURCHASED AFTER APRIL 28, 1999 WILL NO LONGER BE SUBJECT TO A PURCHASE FEE. HOWEVER, EACH FUND WILL DEDUCT A SHORT-TERM TRADING FEE OF 0.50% FOR SPARTAN TOTAL MARKET INDEX FUND, 0.75% FOR SPARTAN EXTENDED MARKET INDEX FUND, OR 1.00% FOR SPARTAN INTERNATIONAL INDEX FUND, FROM THE REDEMPTION AMOUNT IF YOU SELL SHARES PURCHASED AFTER APRIL 28, 1999 AFTER HOLDING THEM FOR LESS THAN 90 DAYS.

EFFECTIVE APRIL 29, 1999, THE FOLLOWING INFORMATION REPLACES THE THIRD PARAGRAPH FOUND IN "PERFORMANCE" ON PAGE 31.

In addition to average annual returns, a fund may quote unaveraged or cumulative returns reflecting the simple changes in value of an investment over a stated period. Average annual and cumulative returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to return. Returns may be quoted on a before-tax or after-tax basis. Returns may or may not include the effect of a fund's short-term trading fee or index account fee. Excluding a fund's short-term trading fee or index account fee from a return calculation produces a higher return figure. Returns and other performance information may be quoted numerically or in a table, graph, or similar information.

EFFECTIVE APRIL 29, 1999, THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN "PERFORMANCE" BEGINNING ON PAGE 31.

CALCULATING HISTORICAL FUND RESULTS. The following table shows performance for each fund. For Spartan Total Market Index Fund,
Spartan Extended Market Index Fund, and Spartan International Index Fund, returns do not include the effect of each fund's 0.50%, 0.75% or 1.00%, respectively, short-term trading fee, applicable to shares held less than 90 days.

HISTORICAL FUND RESULTS. The following table shows each fund's performance for the fiscal periods ended 1999.

                                 Average Annual Returns                 Cumulative Returns

                                 One Year                Life of Fund*  One Year            Life of Fund*

Spartan Total Market Index Fund   14.61%                  20.48%         14.61%              27.77%

Spartan Extended Market Index     -1.33%                  4.50%          -1.33%              5.96%
Fund

Spartan International Index       6.58%                   13.50%         6.58%               18.12%
Fund


* From November 5, 1997 (commencement of operations).
EFFECTIVE APRIL 29, 1999, THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN "PERFORMANCE" BEGINNING ON PAGE 31.

The following tables show the growth in value of a hypothetical $10,000 investment in each fund during the life of each fund, assuming all distributions were reinvested. Returns are based on past results and are not an indication of future performance. Tax consequences of different investments (with the exception of foreign tax withholdings) have not been factored into the figures below.

During the period from November 5, 1997 (commencement of operations) to February 28, 1999, a hypothetical $10,000 investment in Spartan Total Market Index Fund would have grown to $12,777.

SPARTAN TOTAL MARKET INDEX FUND

Fiscal Year Ended         Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $ 12,520                  $ 138                         $ 119                        $ 12,777

1998*                     $ 11,112                  $ 36                          $ 0                          $ 11,148



SPARTAN TOTAL MARKET INDEX FUND  INDEXES

Fiscal Year Ended                S&P 500   DJIA      Cost of Living**


1999                             $ 13,397  $ 12,368  $ 10,179

1998*                            $ 11,189  $ 11,168  $ 10,019


* From November 5, 1997 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Spartan Total Market Index on November 5, 1997, the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,238. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $124 for dividends and $112 for capital gain distributions. The fund did not distribute any capital gains during the period. The figures in the table do not include the effect of the fund's 0.50% purchase fee (which was in effect during the period November 5, 1997 through April 28, 1999) or its 0.50% short-term trading fee applicable to shares purchased after April 28, 1999 and held less than 90 days.

During the period from November 5, 1997 (commencement of operations) to February 28, 1999, a hypothetical $10,000 investment in Spartan Extended Market Index Fund would have grown to $10,596.

SPARTAN EXTENDED MARKET INDEX
FUND

Fiscal Year Ended         Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $ 10,268                  $ 119                         $ 209                        $ 10,596

1998*                     $ 10,708                  $ 30                          $ 0                          $ 10,738



SPARTAN EXTENDED MARKET INDEX  INDEXES
FUND

Fiscal Year Ended              S&P 500   DJIA      Cost of Living**


1999                           $ 13,397  $ 12,368  $ 10,179

1998*                          $ 11,189  $ 11,168  $ 10,019


* From November 5, 1997 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Spartan Extended Market Index on November 5, 1997, the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,326. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $116 for dividends and $208 for capital gain distributions. The fund did not distribute any capital gains during the period. The figures in the table do not include the effect of the fund's 0.75% purchase fee (which was in effect during the period November 5, 1997 through April 28, 1999) or its 0.75% short-term trading fee applicable to shares purchased after April 28, 1999 and held less than 90 days.

During the period from November 5, 1997 (commencement of operations) to February 28, 1999, a hypothetical $10,000 investment in Spartan International Index Fund would have grown to $11,812.

SPARTAN INTERNATIONAL INDEX

Fiscal Year Ended         Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $ 11,536                  $ 223                         $ 53                         $ 11,812

1998*                     $ 11,056                  $ 27                          $ 0                          $ 11,083



SPARTAN INTERNATIONAL INDEX  INDEXES

Fiscal Year Ended            S&P 500   DJIA      Cost of Living**


1999                         $ 13,397  $ 12,368  $ 10,179

1998*                        $ 11,189  $ 11,168  $ 10,019


* From November 5, 1997 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Spartan International Index on November 5, 1997, the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,270. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $216 for dividends and $52 for capital gain distributions. The fund did not distribute any capital gains during the period. The figures in the table do not include the effect of the fund's 1.00% purchase fee (which was in effect during the period November 5, 1997 through April 28, 1999) or its 1.00% short-term trading fee applicable to shares purchased after April 28, 1999 and held less than 90 days.

EFFECTIVE APRIL 29, 1999, THE FOLLOWING INFORMATION REPLACES THE
SECOND PARAGRAPH FOUND IN "ADDITIONAL PURCHASE, EXCHANGE AND
REDEMPTION INFORMATION" ON PAGE 35.

Each fund, in its discretion, may determine to issue its shares "in kind" in exchange for securities held by the purchaser having a value, determined in accordance with the fund's policies for valuation of portfolio securities, equal to the purchase price of the fund shares issued. A fund will accept for in kind purchases only securities or other instruments that are appropriate under its investment objective and policies. In addition, a fund generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale. All dividends, distributions, and subscription or other rights associated with the securities become the property of the fund, along with the securities. Shares purchased in exchange for securities in kind generally cannot be redeemed for fifteen days following the exchange in order to allow time for the transfer to settle.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN
"TRUSTEES AND OFFICERS" BEGINNING ON PAGE 36.

The Trustees, Members of the Advisory Board, and executive officers of the trust are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees and Members of the Advisory Board also serve in similar capacities for other funds advised by FMR or its affiliates. The business address of each Trustee, Member of the Advisory Board, and officer who is an "interested person" (as defined in the 1940 Act) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with the trust, FMR or BT are indicated by an asterisk (*).

THE FOLLOWING INFORMATION REPLACES THE LAST PARAGRAPH FOUND IN
"CONTROL OF INVESTMENT ADVISER" BEGINNING ON PAGE 39.

BT, a New York banking corporation with principal offices at 130 Liberty Street, New York, New York 10006, is a wholly owned subsidiary of Deutsche Bank AG, whose principal offices are at Taunusanlage 12, D-60325 Frankfurt am Main, Federal Republic of Germany. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance.

SUPPLEMENT TO THE SPARTAN(registered trademark) U.S. EQUITY INDEX FUND

APRIL 21, 1999

PROSPECTUS

The following information replaces the 8th paragraph found under the heading "Fund Management" in the "Fund Services" section on page P-18.

Effective June 4, 1999, Bankers Trust Corporation and all of its subsidiaries, including BT, merged with and into a subsidiary of Deutsche Bank AG. At a meeting held on March 18, 1999, the fund's Board of Trustees approved a new subadvisory agreement among the fund, FMR and BT or its successor by merger that became effective on June 4, 1999. This agreement will be presented to the fund's shareholders for approval on September 15, 1999.

SUPPLEMENT TO THE

SPARTAN(registered trademark) U.S. EQUITY INDEX FUND

A FUND OF FIDELITY CONCORD STREET TRUST

STATEMENT OF ADDITIONAL INFORMATION

APRIL 21, 1999

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

   THE FOLLOWING INFORMATION REPLACES THE 9TH PARAGRAPH FOUND UNDER
THE HEADING "PORTFOLIO TRANSACTIONS" SECTION BEGINNING ON PAGE 10    .

   To the extent permitted by applicable law, BT is authorized to allocate portfolio transactions in a manner that takes into account assistance received in the distribution of shares of the funds or other Fidelity funds and to use the research services of brokerage and other firms that have provided such assistance. BT may use research services provided by and place agency transactions with National Financial Services Corporation (NFSC) and Fidelity Brokerage Services Japan LLC (FBSJ), indirect subsidiaries of FMR Corp., and BT Brokerage Corporation and BT Futures Corp., indirect subsidiaries of Deutsche Bank AG, if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Prior to December 9, 1997, FMR used research services provided by and placed agency transactions with Fidelity Brokerage Services (FBS), an indirect subsidiary of FMR Corp.

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION ON PAGE 16.

*ABIGAIL P. JOHNSON (37), Member of the Advisory Board of Fidelity Concord Street Trust (1999), is Vice President of certain Equity Funds
(1997), and is a Director of FMR Corp. (1994). Before assuming her current responsibilities, Ms. Johnson managed a number of Fidelity funds. Edward C. Johnson 3d, Trustee and President of the Funds, is Ms. Johnson's father.

   THE FOLLOWING INFORMATION REPLACES THE LAST PARAGRAPH FOUND UNDER THE HEADING "CONTROL OF INVESTMENT ADVISER" SECTION BEGINNING ON PAGE 18.

   BT, a New York banking corporation with principal offices at 130 Liberty Street, New York, New York 10006, is a wholly owned subsidiary of Deutsche Bank AG (effective June 4, 1999), whose principal offices are Taunusanlage 12, D-60325 Frankfurt am Main, Federal Republic of Germany. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance.

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE "TRANSFER AND SERVICE AGENT AGREEMENTS" SECTION ON PAGE 21.

The fund has also entered into a service agent agreement with FSC, an affiliate of FMR. Under the terms of the agreement, FSC calculates the NAV and dividends for the fund and maintains the fund's portfolio and general accounting records.